Stockholders' Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding as of December 31, 2015	4,626,245
Options vested and exercisable as of December 31, 2015	2,916,801
Weighted Averaged Exercise Price
Outstanding at January 1, 2015	$ 0.08
Granted	0.55
Exercised	0.08
Forfeited or cancelled	0.55
Outstanding as of December 31, 2015	0.39	$ 0.08
Options vested and exercisable as of December 31, 2015	$ 0.31
Weighted Average Remaining Contractual Period
Outstanding	9 years
Stock Options [Member]
Shares
Outstanding January 1, 2015	1,937,979
Granted	4,639,234
Exercised	(33,333)
Forfeited or cancelled	(1,917,635)
Outstanding as of December 31, 2015	4,626,245	1,937,979
Options vested and exercisable as of December 31, 2015	2,916,801
Options vested and expected to vest as of December 31, 2015	4,626,245
Weighted Averaged Exercise Price
Outstanding at January 1, 2015	$ 0.08
Granted	0.57
Exercised	0.08
Forfeited or cancelled	0.52
Outstanding as of December 31, 2015	0.39	$ 0.08
Options vested and exercisable as of December 31, 2015	0.31
Options vested and expected to vest as of December 31, 2015	$ 0.36
Weighted Average Remaining Contractual Period
Outstanding	9 years	9 years 6 months
Options vested and exercisable as of December 31, 2015	8 years 10 months 24 days
Options vested and expected to vest as of December 31, 2015	9 years
Intrinsic Value
Outstanding as of December 31, 2015	$ 780,707
Options vested and exercisable as of December 31, 2015	697,779
Options vested and expected to vest as of December 31, 2015	$ 780,707